Research and development costs (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Research and Development costs
Research and development costs	€ 6,060	€ 13,367
Decrease in research and development costs compared to same period in prior year	€ (7,307)